Gains and losses on disposal and main changes in scope of consolidation - Disposals - Additional information (Details) € in Millions	12 Months Ended
Dec. 31, 2016 EUR (€)
Noncurrent assets or disposal groups classified as held for sale [line items]
Dividends received from EE	€ 173
Cumulative translation adjustment reclassified in profit or loss	836
EE [member]
Noncurrent assets or disposal groups classified as held for sale [line items]
Dividends received from EE	173
Cumulative translation adjustment reclassified in profit or loss	836
Indemnity received from BT, before tax	€ 50